Employee deferred compensation (Details) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	845	989	869	1,834	1,830
Total shares delivered (million)
Total shares delivered (in shares)	1.5	21.1	37.6	22.6	45.8
Share-based awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	223	200	60	423	127
Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	98	117	139	215	303
Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	46	36	237	82	427
Performance Incentive Plans (PIP I and PIP II)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	1	0	1
Adjustable Performance Plan awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	318	370	245	688	517
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	47	101	0	148	0
Cash Retention Awards (CRA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	155	0	307
Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	20	53	(48)	73	(40)
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	93	112	80	205	188